Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) before Income Tax
The United States and foreign components of income (loss) before income taxes and noncontrolling interests were as follows:

	Years ended December 31,
Dollars in millions	2020	2019	2018
United States	$(208)	$2	$44
Foreign:
United Kingdom	76	105	203
Australia	37	15	7
Canada	(2)	3	(2)
Middle East	69	87	61
Africa	4	5	13
Other	(1)	51	70
Subtotal	183	266	352
Total	$(25)	$268	$396

Summary of Taxes on Financial Statements
The total income taxes included in the statements of operations and in shareholders' equity were as follows:

	Years ended December 31,
Dollars in millions	2020	2019	2018
(Provision) benefit for income taxes	$(26)	$(59)	$(86)
Shareholders' equity, foreign currency translation adjustment	1	1	(2)
Shareholders' equity, pension and post-retirement benefits	26	11	(14)
Shareholders' equity, changes in fair value of derivatives	3	2	3
Total income taxes	$4	$(45)	$(99)

Components of Provision for Income Taxes
The components of the provision for income taxes were as follows:

Dollars in millions	Current	Deferred	Total
Year ended December 31, 2020
Federal	$—	$29	$29
Foreign	(62)	11	(51)
State and other	(4)	—	(4)
(Provision) benefit for income taxes	$(66)	$40	$(26)

Year ended December 31, 2019
Federal	$(4)	$15	$11
Foreign	(67)	1	(66)
State and other	(2)	(2)	(4)
(Provision) benefit for income taxes	$(73)	$14	$(59)

Year ended December 31, 2018
Federal	$(1)	$(6)	$(7)
Foreign	(56)	(20)	(76)
State and other	(2)	(1)	(3)
Provision for income taxes	$(59)	$(27)	$(86)

Components of Foreign Income Tax Provision
The components of our total foreign income tax provision were as follows:

	Years ended December 31,
Dollars in millions	2020	2019	2018
United Kingdom	$(14)	$(19)	$(32)
Australia	(6)	(6)	(8)
Canada	(1)	(1)	(6)
Middle East	(18)	(20)	(16)
Africa	—	(1)	(1)
Other	(12)	(19)	(13)
Foreign provision for income taxes	$(51)	$(66)	$(76)

Schedule of Effective Income Tax Rate Reconciliation
Our effective tax rates on income from operations differed from the statutory U.S. federal income tax rate of 21% as a result of the following:

	Years ended December 31,
	2020	2019	2018
U.S. statutory federal rate, expected (benefit) provision	21%	21%	21%
Increase (reduction) in tax rate from:
Tax impact from foreign operations	2	7	—
Noncontrolling interests and equity earnings	(3)	—	(1)
State and local income taxes, net of federal benefit	—	2	1
Other permanent differences, net	4	3	—
Contingent liability accrual	2	1	3
U.S. taxes on foreign unremitted earnings	(1)	3	—
Change in valuation allowance	—	(10)	(2)
Research and development credits, net of provision	—	(5)	—
Non-deductible goodwill and restructuring charges	(130)	—	—
Effective tax rate on income from operations	(105)%	22%	22%

Schedule of Deferred Tax Assets and Liabilities
The primary components of our deferred tax assets and liabilities were as follows:

	Years ended December 31,
Dollars in millions	2020	2019
Deferred tax assets:
Employee compensation and benefits	$149	$103
Foreign tax credit carryforwards	243	257
Loss carryforwards	105	96
Insurance accruals	8	7
Allowance for bad debt	4	2
Accrued liabilities	66	63
Construction contract accounting	7	—
Other	48	4
Total gross deferred tax assets	630	532
Valuation allowances	(220)	(200)
Net deferred tax assets	410	332
Deferred tax liabilities:
Construction contract accounting	—	(6)
Intangible amortization	(80)	(56)
Indefinite-lived intangible amortization	(60)	(49)
Fixed asset depreciation	3	2
Accrued foreign tax credit carryforwards	(2)	(3)
Total gross deferred tax liabilities	(139)	(112)
Deferred income tax (liabilities) assets, net	$271	$220

Summary of Valuation Allowance
The net deferred tax balance by major jurisdiction after valuation allowance as of December 31, 2020 was as follows:

Dollars in millions	Net Gross Deferred Asset (Liability)	Valuation Allowance	Deferred Asset (Liability), net
United States	$404	$(177)	$227
United Kingdom	14	—	14
Australia	22	—	22
Canada	22	(21)	1
Other	29	(22)	7
Total	$491	$(220)	$271

Summary of Operating Loss Carryforwards
At December 31, 2020, the amount of gross tax attributes available prior to the offset with related uncertain tax positions were as follows:

Dollars in millions	December 31, 2020	Expiration
Foreign tax credit carryforwards	$243	2021-2029
Foreign net operating loss carryforwards	$144	2021-2040
Foreign net operating loss carryforwards	$37	Indefinite
State net operating loss carryforwards	$1,242	Various

Schedule of Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of total unrecognized tax benefits is as follows:

Dollars in millions	2020	2019	2018
Balance at January 1,	$97	$90	$184
Increases related to current year tax positions	1	2	1
Increases related to prior year tax positions	6	7	18
Decreases related to prior year tax positions	(7)	—	(45)
Settlements	—	—	(62)
Lapse of statute of limitations	(3)	(1)	(2)
Other, primarily due to exchange rate fluctuations affecting non-U.S. tax positions	2	(1)	(4)
Balance at December 31,	$96	$97	$90